S000000852 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.19%	3.54%	8.98%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	2.06%	7.49%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.24%	2.67%	7.07%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.34%	3.67%	9.12%